Filed With the Securities and Exchange Commission on March 2, 1999

                                                              File No. 2-73371
                                                              File No. 811-3229

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
                              ---
   Post-Effective Amendment No. 27
                                ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 26
                 ---

                               Scudder Funds Trust
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    Immediately upon filing pursuant to paragraph (b)
        -------

                    on                     pursuant to paragraph (b)
        -------

                    60 days after filing pursuant to paragraph (a)(1)
        -------

           X        on May 1, 1999 pursuant to paragraph (a)(1)
        -------

                    75 days after filing pursuant to paragraph (a)(2)
        -------

                    on                       pursuant to paragraph (a)(2)
                       ---------------------
        -------     of Rule 485

If appropriate, check the following:

        ------- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              SCUDDER FUNDS TRUST
                          SCUDDER SHORT TERM BOND FUND
                         SCUDDER ZERO COUPON 2000 FUND

SCUDDER

BOND/U.S.



U.S. Income Funds

Scudder Short Term
Bond Fund
Fund #022

Scudder GNMA Fund
Fund #006

Scudder Income Fund
Fund #063

Scudder Corporate
Bond Fund
Fund #308

Scudder High Yield
Bond Fund
Fund #008


Prospectus
May 1, 1999




The Securities and Exchange Commission (SEC) does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

Scudder U.S. Income Funds

How the funds work

   2   Short Term Bond Fund

   6   GNMA Fund

  10   Income Fund

  14   Corporate Bond Fund

  18   High Yield Bond Fund

  22   Fund Details

  23   Who Manages the Funds

  25   Financial Highlights


How to invest in the funds

  31   How to Buy Shares

  32   How to Sell or Exchange Shares

  33   Policies You Should Know About

  37   Understanding Distributions and Taxes

--------------------------------------------------------------------------------
Design of divider pages to be determined.
--------------------------------------------------------------------------------

How the funds work
------------------

These funds invest mainly in bonds and other types of debt securities.

Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes stability of share price to a more aggressive (and risky) approach that focuses not just on high income but total return. Each fund follows its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. Their share prices will go up and down, so be aware that you could lose money.

You can also access all Scudder fund prospectuses online at:
http://funds.scudder.com
ticker symbol | SCSTX                                          fund number | 022

Scudder Short Term Bond Fund

Investment approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of investors' capital. It does this by investing mainly in bonds with short remaining maturities.

The fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the fund's assets, because of their potential to offer high yields while also meeting the fund's quality policies.

In deciding which types of securities to buy and sell, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis to look for bonds that may be undervalued.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it below three years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING TWO PARAGRAPHS

--------------------------------------------------------------------------------
QUALITY POLICIES

This fund normally invests at least 65% of assets in two types of bonds: U.S government and agency securities, and corporate securities that, , when purchased, are in the top two grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis.

The fund could put up to 35% of assets in bonds of the third and fourth credit grades, which are still considered investment-grade, but can't buy any junk bonds.
--------------------------------------------------------------------------------



2 | Scudder Short Term Bond Fund

--------------------------------------------------------------------------------
icon
to come:            This fund may make sense for investors who
a person            want higher yields than a money market fund
weighing            and can accept some risk to principal.
possibilities
and options
--------------------------------------------------------------------------------

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor with this fund is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. The fund's relatively short duration should reduce the effect of this risk, but will not eliminate it. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) Changes in interest rates will also affect the fund's yields: when rates fall, fund yields tend to fall as well.

Mortgage- and asset-backed securities carry other interest rate risks, which could make the fund's share price and yields more variable. A large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Conversely, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to sell them at a loss or endure low yields.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o    a bond could decline in credit quality or go into default

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                                Scudder Short Term Bond Fund | 3
icon
to come:            While a fund's past performance isn't necessarily
a magnifying        a sign of how it will do in the future, it can be
glass being         valuable for an investor to know. This page
held up to a        looks at fund performance two different ways:
bar chart           year by year and over time.

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

 Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0     -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98

1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
 Fund                          0.00       0.00        0.00
 Index                         0.00       0.00        0.00

Index: Salomon Brothers Inc. Treasury/Government Sponsored Corporate Index, an unmanaged index of Treasury, government sponsored agency, and corporate securities with maturities of 1 - 3 years.


4 | Scudder Short Term Bond Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

 Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*    These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000


                                                Scudder Short Term Bond Fund | 5
ticker symbol | SGMSX                                          fund number | 006

Scudder GNMA Fund

Investment approach

The fund seeks to provide high income. It does this by investing mainly in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund can also invest in U.S. Treasury securities. With these types of securities, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

In deciding which types of securities to buy and sell, the managers first consider the relative attractiveness of Ginnie Maes compared to Treasuries and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds, and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness. The managers may also adjust the fund's duration (a measure of sensitivity to interest rate movements), depending on their outlook for interest rates.

While they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.


THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING TWO PARAGRAPHS

--------------------------------------------------------------------------------
Quality Policies

This fund normally invests at least 65% of assets in Ginnie Maes (and typically more than that). To the extent that it does buy other securities, they must carry the same "full faith and credit" guarantee of the U.S. Government.

This guarantee doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself. But it does guard against the risk of payment default with respect to securities that are guaranteed.
--------------------------------------------------------------------------------


6 | Scudder GNMA Fund
icon
to come:            This fund may interest investors who can accept
a person            moderate volatility and are seeking higher
weighing            yields than Treasuries, yet don't want to sacrifice
possibilities       credit quality.
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Ginnie Maes and other mortgage-backed securities carry other interest rate risks, which could make the fund's share price and yields more variable. A large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate; conversely, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to sell them at a loss or endure low yields.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                                           Scudder GNMA Fund | 7
icon
to come:            While a fund's past performance isn't necessarily
a magnifying        a sign of how it will do in the future, it can be
glass being         valuable for an investor to know. This page
held up to a        looks at fund performance two different ways:
bar chart           year by year and over time.

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0      -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98


1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
 Fund                          0.00       0.00        0.00
 Index                         0.00       0.00        0.00

Index: Lehman Brothers Mortgage GNMA Index, a market-weighted measure of all fixed-rate securities backed by GNMA mortgage pools.



8| Scudder GNMA Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000


                                                           Scudder GNMA Fund | 9
ticker symbol | SCSBX                                          fund number | 063

Scudder Income Fund

Investment approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with the prudent investment of capital. It does this by using a flexible investment program that emphasizes high-quality bonds.

The fund can buy many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds, mortgage- and asset-backed securities, and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted if denominated in U.S. dollars.

The managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis to look for bonds that may be undervalued or show improving credit.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.


THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING THREE PARAGRAPHS

--------------------------------------------------------------------------------

Quality Policies

The fund normally invests at least 65% of assets in bonds that, when purchased, are in the top three grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis.

The fund can buy junk bonds, too, within limits: no more than 20% of assets, and only within the fifth and sixth credit grades (i.e., as low as B). Junk bonds generally pay higher yields, in exchange for higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------


10 | Scudder Income Fund
icon                     This fund -- America's oldest no-load mutual
to come:                 fund -- is designed for investors who are
a person                 looking for a relatively high level of income
weighing                 and can accept a moderate level of risk to
possibilities            their investment.
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, performance could also be hurt if the bonds are paid off substantially later than expected

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                                        Scudder Income Fund | 11
icon                While a fund's past performance isn't necessarily
to come:            a sign of how it will do in the future, it can be
a magnifying        valuable for an investor to know. This page
glass being         looks at fund performance two different ways:
held up to a        year by year and over time.
bar chart

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0      -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98



1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
 Fund                          0.00       0.00        0.00
 Index                         0.00       0.00        0.00



Index: Lehman Brothers Aggregate Bond Index, a market value-weighted measure of Treasury, government sponsored agency, and corporate bond issues and mortgage-backed securities.

12 | Scudder Income Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000

                                                        Scudder Income Fund | 13
ticker symbol| SCCBX                                           fund number | 308

Scudder Corporate Bond Fund

Investment approach

The fund seeks to provide high income as well as total return. It does this by investing mainly in corporate bonds. Generally, most of the fund's bonds are from U.S. issuers, but bonds of foreign issuers are permitted.

In deciding which securities to buy and which to sell, the managers use independent analysis to look for bonds that may be undervalued. In particular, they look for those show improving credit or are issued by companies that are well established or that may be about to undergo some type of positive restructuring. Based on their analysis of economic and market trends, the managers may favor bonds from certain segments of the economy at any given time, while still maintaining variety in terms of the companies and industries represented.

The fund does have the option of investing in other types of bonds, such as Treasuries and mortgage- and asset-backed securities. In the past, the fund has held few of these securities, if any. But from time to time, when they are especially attractive relative to corporate bonds, the fund may invest in them more substantially.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between five and ten years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING TWO PARAGRAPHS

--------------------------------------------------------------------------------
Quality Policies

This fund normally invests at least 65% of assets in bonds that, when purchased, are in the top four grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis.

The fund could put up to 35% of assets in junk bonds (those below the top four credit grades). Junk bonds generally pay higher yields, in exchange for higher volatility and risk of default on payments. The fund usually won't buy bonds in the lowest two credit grades (i.e., C and D).
--------------------------------------------------------------------------------

14 | Scudder Corporate Bond Fund
icon
to come:            This fund may appeal to investors who want
a person            higher yields and are not as concerned about
weighing            risk as more conservative investors.
possibilities
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well and its securities become less desirable.

Other factors that could affect performance include:

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, performance could also be hurt if the bonds are paid off substantially later than expected

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them

o    some derivatives could produce disproportionate losses

                                                Scudder Corporate Bond Fund | 15
icon
to come:            While a fund's past performance isn't necessarily
a magnifying        a sign of how it will do in the future, it can be
glass being         valuable for an investor to know. This page
held up to a        looks at fund performance two different ways:
bar chart           year by year and over time.

The fund's track record

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.


16 | Scudder Corporate Bond Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

 Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000

                                                Scudder Corporate Bond Fund | 17
ticker symbol | SHBDX                                          fund number | 008

Scudder High Yield Bond Fund

Investment approach

The fund seeks to provide high income and, secondarily, capital appreciation. It does this by investing mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of assets could be in bonds from foreign issuers.

In deciding which securities to buy and which to sell, the managers rely on extensive independent analysis to look for bonds that may be undervalued. In particular, they look for bonds from three types of issuers:

o young, growing companies that seem to have good business prospects and whose credit is gaining strength

o companies that have stable or growing cash flows and appear able to improve their balance sheets

o established companies that may have been through setbacks but now look to be regaining their financial health, perhaps in conjunction with some type of positive restructuring

Based on their analysis of economic and market trends, the managers may favor bonds from certain segments of the economy at any given time, while still maintaining variety in terms of the companies and industries represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between five and ten years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING THREE PARAGRAPHS

--------------------------------------------------------------------------------

Quality Policies

This fund normally invests at least 65% of assets in U.S. junk bonds. These are bonds that, when purchased, are below the top four grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis. Junk bonds generally pay higher yields, in exchange for higher volatility and higher risk of default on payments of interest or principal.

The fund could put up to 35% of assets in bonds with higher credit quality, but normally invests less in them.

--------------------------------------------------------------------------------

18 | Scudder High Yield Bond Fund
icon
to come:                 This fund is designed for investors who
a person                 are seeking high total return and can accept
weighing                 higher risk and volatility -- typically investors
possibilities            with longer time horizons in mind.
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

For this fund, the main factor is the economy. Because the companies that issue junk bonds are generally in uncertain financial health, the prices of junk bonds can be vulnerable to bad economic news, or even the expectation of bad news. This may affect a company, an industry, or the junk market as a whole. In some cases, bonds may decline in credit quality or go into default.

Another factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration, although with junk bond investments the correlation is not as exact.) An increase in its duration would make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well and its securities become less desirable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them; this risk can be greater for junk bonds than for higher quality bonds


                                               Scudder High Yield Bond Fund | 19
icon                     While a fund's past performance isn't necessarily
to come:                 a sign of how it will do in the future, it can be
a magnifying             valuable for an investor to know. This page
glass being              looks at fund performance two different ways:
held up to a             year by year and over time.
bar chart

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0      -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98


1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                                                      Since
                                         1 Year     Inception
--------------------------------------------------------------------------------
 Fund                                     0.00        0.00^1
 Index                                    0.00        0.00^2

Index: Merrill Lynch High Yield Master Index, an unmanaged index that broadly reflects corporate bonds that are below investment-grade.


1  Inception: 6/28/96           2  Since 6/30/96



20 | Scudder High Yield Bond Fund

How much investors pay

Shareholder fees are charged directly to your account; this fund has no sales charges, only a short-term redemption fee. Annual operating expenses are paid from the fund's assets. As an investor in the fund, you pay them indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
 Sales Charge                                           None
 Redemption Fee on Shares Owned Less than One Year      1.00

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000

                                               Scudder High Yield Bond Fund | 21

Fund Details

Other policies and risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund could change its investment goal and other policies without the approval of its shareholders.

o These funds may trade more securities than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o As a defensive measure, any of these funds could shift up to 100% of assets into money market securities. This could prevent losses, but would mean that the fund was not pursing its goal.

o This prospectus doesn't tell you about every policy or risk of investing in the funds, only the main ones. If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING PARAGRAPH

--------------------------------------------------------------------------------

YEAR 2000 ISSUES

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. The adviser and the funds have a year 2000 readiness program to address this problem, and are also researching the readiness of their suppliers and business partners as well as issuers of securities the funds own. In spite of these precautions, there's still some risk that the year 2000 problem could affect the fund's operations, some of its investments, or securities markets in general.



22 | Fund Details

Who Manages the Funds

The investment adviser

The investment adviser for these funds (the company with overall responsibility for fund management) is Scudder Kemper Investments, Inc., located at Two International Place, Boston, MA, 02111. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $00 billion under management.

Scudder Kemper takes a team approach to asset management. Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. The schedules of these fees are disclosed in each fund's fee table. Below are the actual rates paid by each fund for 1998, as a percentage of each fund's average daily net assets.


 Fund Name                                         Fee paid
--------------------------------------------------------------------------------
 Scudder Short Term Bond Fund                       0.00%
 Scudder GNMA Fund                                  0.00%
 Scudder Income Fund                                0.00%
 Scudder High Yield Bond Fund                       0.00%

For Corporate Bond Fund, the rate is 0.65% of the fund's average daily net assets, although Scudder Kemper has agreed to waive this fee through August 31, 1999.

                                                              Fund Details |  23

The portfolio managers

Below are the people who handle the day-to-day management of each fund in this prospectus.

Scudder Short Term Bond Fund
  Stephen A. Wohler
  Lead Portfolio Manager
     o Began  investment  career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

  Robert  Cessine
     o Began career in [YEAR]
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder GNMA Fund
  Richard L. Vandenbergh
  Lead Portfolio Manager
     o Began career in [YEAR]
     o Began managing assets (at
       another firm) in [YEAR]
     o Joined the adviser in 1996
     o Joined the fund team in 1998

  Scott E. Dolan
     o Began career in 1989
     o Joined the adviser in 1989
     o Joined the fund team in 1998

  John E. Dugenske
     o Began career in 1990
     o Began managing assets (at
       another firm) in [YEAR]
     o Joined the adviser and the
       fund team in 1998

Scudder Income Fund
  Stephen A. Wohler
  Lead Portfolio Manager
     o Began career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

  Kelly D. Babson
     o Began career in [YEAR]
     o Joined the adviser in 1994
     o Joined the fund team in 1998

  Robert Cessine
     o Began career in [YEAR]
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder Corporate Bond Fund
  Stephen A. Wohler
  Lead Portfolio Manager
     o Began career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

  Kelly D. Babson
     o Began career in [YEAR]
     o Joined the adviser in 1994
     o Joined the fund team in 1998

  Robert Cessine
     o Began career in [YEAR]
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder High Yield Bond Fund
  Kelly D. Babson
  Lead Portfolio Manager
     o Began career in [YEAR]
     o Joined the adviser in 1994
     o Joined the fund team in [YEAR]

  Stephen A. Wohler
     o Began career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

24 | Who Manages the Funds

Financial Highlights

Scudder Short Term Bond Fund

Years ended December 31,             1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

                                                       Financial Highlights | 25

Scudder GNMA Fund

Years ended January  31,             1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

26 | Financial Highlights

Scudder Income Fund

Years ended January 31,              1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

                                                       Financial Highlights | 27

Scudder High Yield Bond Fund

Years ended January 31,              1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

28 | Financial Highlights

Scudder Corporate Bond Fund

Years ended January 31,              1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

                                                       Financial Highlights | 29

--------------------------------------------------------------------------------
Design of divider pages to be determined.
--------------------------------------------------------------------------------


How to invest in the funds

The following pages tell you how to invest with us and what to expect as a shareholder. If you're investing directly with Scudder, this information applies to you as it is given here.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds" (please note that we can't accept checks from other parties that are made out to you and signed over to us).

                    First investment                              Additional investments

                    o $2,500 or more for regular accounts         o $100 or more for regular accounts

                    o $1,000 or more for IRAs                     o $50 or more for IRAs

                                                                  o $50 or more with an
                                                                    Automatic Investment Plan

By mail             o Fill out and sign an                        o Send a check and a Scudder
or express            application                                   investment slip to us at the
                                                                    appropriate address below
                    o Send it to us at the
                      appropriate address below,                  o If you don't have an investment
                      along with an investment check                slip,  simply include a letter
                                                                    with your name, account number,
                                                                    the full name of the fund, and
                                                                    your investment instructions

By wire             o Call 1-800-225-5163 for                     o Call 1-800-225-5163 for
                      instructions                                  instructions

In person           o Visit one of our Investor                   o Drop off your investment at
                      Centers,  where a Scudder                     any Scudder Investor Center
                      representative can help you                   (locations below)
                      fill out an application
                      (locations below)

By phone            --                                            o Call 1-800-225-5163 for
                                                                    instructions

With an             --                                            o To set up regular investments
automatic                                                           from a bank checking account,
investment                                                          call 1-800-225-5163
plan
                                                                  o Call 1-800-225-5163
Using                --
QuickBuy



icon                Regular mail:                                 Express, registered or certified:
to come:                                                          The Scudder Funds
a hard              The Scudder Funds                             66 Brooks Drive
addressing an       PO Box 2291                                   Braintree, MA 02184-XXXX
envelope            Boston, MA 02107-2291

                    Investor Centers: Boca Raton, FL o Boston, MA o Chicago, IL o
                    New York, NY o San Francisco,  CA



                                                          How to Buy Shares | 31

How to Sell or Exchange Shares

Use these instructions to sell or exchange shares in an account opened directly with Scudder.

                         Exchanging into another fund      Selling shares

                         o $2,500 to open a new            o Some transactions, including
                           account with an exchange          most for over $100,000, can
                                                             only be ordered in writing;
                         o $1,000 for IRAs                   if you're in doubt, see page 34
 By phone
 or wire                 o Call 1-800-225-5163 for         o Call 1-800-225-5163 for
                           instructions                      instructions

 Using SAIL(TM)          o Call 1-800-343-2890 and         o Call 1-800-343-2890 and
                           follow the instructions           follow the instructions

 By mail or fax          Write a letter that includes:     Write a letter that includes:

                         o the fund, class, and account    o the fund, class, and account
                           number you're exchanging          number from which you want
                           out of                            to sell shares

                         o the dollar amount or number     o the dollar amount or number
                           of shares you want to             of shares you want to sell
                           exchange
                                                           o your name(s), signature(s),
                         o the fund, class, and (unless      and address, as they appear
                           you're opening a new account)     on your account
                           the account number of the
                           fund you want to exchange into  o a daytime telephone number

                         o your name(s), signature(s),
                           and address, as they appear
                           on your account

                         o a daytime telephone number


With an                   --                               o To set up regular cash
automatic                                                    payments from a Scudder
withdrawal                                                   fund account, call
plan                                                         1-800-225-5163

Using                     --                               o Call 1-800-225-5163
QuickSell


icon                     Regular mail:                     Express, registered or certified:
to come:                 The Scudder Funds                 The Scudder Funds
a hand                   PO Box 2291                       66 Brooks Drive
addressing an            Boston, MA 02107-2291             Braintree, MA 02184-XXXX
envelope



                         Investor Centers: Boca Raton, FL o Boston, MA o Chicago, IL o
                         New York, NY o San Francisco, CA

32 | How to Sell or Exchange Shares
icon
to come:                 Questions? You can speak to a Scudder
person on the            representative between 8 a.m. and 8 p.m.
phone with               Eastern time on any fund business day
gesturing hand           by calling 1-800-225-5163.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below can affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares an any time. Once your order is received by Scudder Services, Inc., and they have determined that it is a "good order" according to the terms described in this prospectus, it will be processed at the next share price calculated.

Because orders placed through investment providers or at an Investor Center must be forwarded to Scudder Services before they can be processed, you'll need to allow extra time. A representative of your investment provider or the Investor Center should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. One exception: With the Short Term Bond Fund, wire transactions that arrive by 12:00 noon Eastern time will receive that day's dividend.


                                             Policies You Should Know About | 33
icon                     The  Scudder web site can be a valuable
to come:                 resource for investors with Internet access. Go
person at a              to  http://funds.scudder.com  to get up-to-date
computer                 information,  review balances or even place
                         orders for exchanges.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-225-5163.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. It's also possible that your bank may have its own fees for handling wires.

Exchanges among Scudder funds are an option for direct Scudder shareholders and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may reject purchase orders on the same grounds.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you're not bound by the $100,000 limit. You don't need a signature guarantee for an exchange.

34 | Policies You Should Know About

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions and credit unions. But beware: you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven business days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 business days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share prices
For each fund in this prospectus, the share price is the net asset value per share, or NAV. (The only exception is the 1.00% redemption fee on short-term investments in the High Yield Fund.) Each fund calculates its share price according to the following equation:



        Total assets - total liabilities          =   NAV
        --------------------------------
          Number of shares outstanding


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may value securities instead by using methods approved by a fund's Board of Trustees. In such a case, the fund's value for a security is likely to be different from quoted market values.

                                             Policies You Should Know About | 35
icon
to come:                 If you ever have difficulty placing an order
a hand                   by phone or fax, you can always send us your
addressing an            order in writing.
envelope

To the extent that a fund invests in securities that are traded primarily in foreign markets, these securities may be listed in foreign markets that are open on days when the fund doesn't price its shares. As a result, the value of a fund's holdings could change at a time when you aren't able to buy or sell fund shares.

Rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number

o charge you $10 (which is paid to the fund, not Scudder) if you maintain a balance of less than $2,500 in a non-retirement account and you don't have an automatic investment plan in place

o give you 60 days' written notice to close your account if the balance falls below $1,000 for any reason other than investment performance

o close your account and send you the proceeds if, after the 60 days' notice described above, you haven't either closed it yourself or brought the balance up to more than $1,000

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash; a redemption in kind may be for an entire order or only part of an order, but in any case is unlikely except with orders involving more than $250,000 or 1% of the fund's assets

36 | Policies You Should Know About

Understanding Distributions and Taxes

You're entitled to receive your share of the net earnings of any fund you are invested in. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) If a fund has no net dividends or net gains in a given period, it won't pay a distribution for that period.

The funds have regular schedules for paying out any earnings to shareholders:

o Income and short-term capital gains: declared daily and paid monthly, except for Income Fund, which declares and pays them in March, June, September, and December

o    Long-term capital gains: December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

                                      Understanding Distributions and Taxes | 37
icon                          Because each investor's tax situation is unique,
to come:                      it's always a good idea to as your tax
Uncle Sam                     professional about the tax consequences of your
                              investments.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:


Generally taxed as ordinary income

o    short-term capital gains from selling fund shares

o    income dividends you receive from the fund

o    short-term capital gains distributions you receive from the fund


Generally taxed as capital gains

o long-term capital gains from selling fund shares

o long-term capital gains distributions you receive from the fund


Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

38 | Understanding Distributions and Taxes

Notes

Notes

Notes

To Get  More  Information

Shareholder reports -- These include commentary from a fund's lead manager about recent market conditions and fund strategies. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. These reports are mailed automatically to fund shareholders.

Statement of Additional Information (SAI) -- This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a duplicating fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.



 Fund Name                           SEC File Number
--------------------------------------------------------------------------------
Scudder Short Term Bond Fund            000-0000
Scudder GNMA Fund                       000-0000
Scudder Income Fund                     000-0000
Scudder Corporate Bond Fund             000-0000
Scudder High Yield Bond Fund            000-0000

Scudder Funds                           SEC
PO Box 2291                             450 Fifth Street, N.W.
Boston, MA 02110-2291                   Washington, D.C. 20549-6009
1-800-225-5163                          1-800-SEC-0330
http://funds.scudder.com                http://www.sec.gov

                          SCUDDER SHORT TERM BOND FUND

                         A series of Scudder Funds Trust


                             Diversified Mutual Fund
              Series Which Seeks to Provide a High Level of Income
                   Consistent With a High Degree of Principal
                    Stability By Investing Primarily in High
                            Quality, Short-Term Bonds



--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1999


--------------------------------------------------------------------------------


      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Short Term Bond Fund dated May 1, 1999, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

      The Annual Report to Shareholders for Scudder Short Term Bond Fund dated December 31, 1998, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                            Page


THE FUNDS'INVESTMENT  OBJECTIVES AND POLICIES..................................1
      Investment Objective and Policies of Short Term Bond Fund................1
      High Quality Securities..................................................2
      Master/feeder structure..................................................2
      Specialized Investment Techniques........................................3
      Investment Restrictions.................................................16

PURCHASES.....................................................................17
      Additional Information About Opening An Account.........................17
      Minimum balances........................................................18
      Additional Information About Making Subsequent Investments..............18
      Additional Information About Making Subsequent Investments by QuickBuy..18
      Checks..................................................................19
      Wire Transfer of Federal Funds..........................................19
      Share Price.............................................................19
      Share Certificates......................................................19
      Other Information.......................................................20

EXCHANGES AND REDEMPTIONS.....................................................20
      Exchanges...............................................................20
      Redemption by Telephone.................................................21
      Redemption By QuickSell.................................................22
      Redemption by Mail or Fax...............................................22
      Redemption by "Write-A-Check"...........................................22
      Other Information.......................................................22

FEATURES AND SERVICES OFFERED BY THE FUNDS....................................23
      No-Load Concept.........................................................23
      Internet access.........................................................24
      Dividends and Capital Gains Distribution Options........................25
      Scudder Investor Centers................................................25
      Reports to Shareholders.................................................25
      Transaction Summaries...................................................25


THE SCUDDER FAMILY OF FUNDS...................................................25


SPECIAL PLAN ACCOUNTS.........................................................30
      Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension
      Plans for Corporations and Self-Employed Individuals....................31
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
      Corporations and Self-Employed Individuals..............................31
      Scudder IRA:  Individual Retirement Account.............................31
      Scudder Roth IRA:  Individual Retirement Account........................32
      Scudder 403(b) Plan.....................................................32
      Automatic Withdrawal Plan...............................................32
      Group or Salary Deduction Plan..........................................33
      Automatic Investment Plan...............................................33
      Uniform Transfers/Gifts to Minors Act...................................33


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....................................33

PERFORMANCE INFORMATION.......................................................34
      Average Annual Total Return.............................................34
      Cumulative Total Return.................................................35
      Total Return............................................................35
      SEC Yields..............................................................35
      Comparison of Fund Performance..........................................36


ORGANIZATION OF THE FUNDS.....................................................39
      Personal Investments by Employees of the Adviser........................43

                                                                            Page

TRUSTEES AND OFFICERS.........................................................43


REMUNERATION..................................................................45
      Responsibilities of the Board -- Board and Committee Meetings...........45
      Compensation of Officers and Trustees...................................46


DISTRIBUTOR...................................................................47

TAXES.........................................................................47

PORTFOLIO TRANSACTIONS........................................................51
      Brokerage Commissions...................................................51
      Portfolio Turnover......................................................52

NET ASSET VALUE...............................................................52

ADDITIONAL INFORMATION........................................................53
      Experts.................................................................53
      Shareholder Indemnification.............................................53
      Other Information.......................................................53

FINANCIAL STATEMENTS..........................................................54

RATINGS OF CORPORATE BONDS....................................................54

GLOSSARY......................................................................56

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

       (See "Investment objective and policies"and "Additional information about policies and investments" in the Fund's prospectus.)

      Scudder Funds Trust, a Massachusetts business trust of which Scudder Short Term Bond Fund ("Short Term Bond Fund") is diversified, no- load series, is referred to herein as the "Trust." The Trust is an open-end management investment company which continuously offers and redeems its shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Short Term Bond Fund is a diversified series of the Trust.

      Because of the Fund's investment considerations discussed herein and their investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor. The value of the Fund's shares when sold may be higher or lower than when purchased.


      The following objectives and policies, except as otherwise stated, are not fundamental and may be changed without a shareholder vote. There can be no assurance that either Fund will achieve its investment objective.

Investment Objective and Policies of Short Term Bond Fund


      Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. Within this limitation, the Fund may purchase individual securities with remaining stated maturities greater than three years.


      The Fund invests at least 65% of its net assets in a managed portfolio of bonds consisting of:

      o U.S. Government securities, including bonds, notes and bills issued by the U.S. Treasury, and securities issued by agencies and instrumentalities of the U.S. Government;

      o     Corporate debt securities, such as bonds, notes and debentures;

      o     Mortgage-backed securities; and

      o     Other asset-backed securities.

      Other eligible investments for the Fund are as follows:


      o Money market instruments which are comprised of commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances) and repurchase agreements;


      o     Privately placed obligations (including restricted securities); and

      o Foreign securities, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks.


      In addition, the Fund may purchase indexed securities, zero coupon securities, illiquid securities, securities on a when-issued or forward delivery basis and may engage in reverse repurchase agreements and dollar roll transactions and strategic transactions. See "Specialized Investment Techniques" and "Investment Restrictions" for more information.

      To meet its objective, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), actively manages the Fund's portfolio. Investment decisions are based on general economic and financial trends, such as domestic and international economic developments, the outlook for the securities markets, the level of interest rates and inflation, the supply and demand of debt securities, and other factors. The composition of the Fund's portfolio is also determined by individual security analysis. The Adviser's team of experienced credit analysts actively monitors the credit quality of the investments of the Fund.

      The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to reduce principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity. The Fund's share price tends to rise as interest rates decline and decline as interest rates rise. In periods of rising interest rates and falling bond prices, the Adviser may shorten the Fund's average maturity to minimize the effect of declining bond values on the Fund's net asset value. Conversely, during times of falling rates and rising prices, a longer average maturity of up to three years may be sought. When the Adviser believes economic or other conditions warrant, for temporary defensive purposes the Fund may invest more than 35% of its assets in money market instruments. It is impossible to accurately predict for how long such alternative strategies will be utilized.

      The Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity, and tend to have greater credit and market risk, and consequently more price volatility.

      It is against the Fund's policy to make changes in the portfolio for short-term trading purposes. However, the Fund may take advantage of opportunities provided by temporary dislocations in the market to maintain principal stability or enhance income.


High Quality Securities


      The Fund emphasizes high quality investments. At least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest ratings categories of Standard & Poor's Corporation ("S&P") (AAA or AA) or Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or, if not rated, judged to be of comparable quality by the Adviser. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

      The U.S. Government securities in which the Fund may invest include (1) securities issued and backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (2) securities, including mortgage-backed securities, issued by an agency or instrumentality of the U.S. Government, including those backed by the full faith and credit of the U.S. Government, such as securities of the Export-Import Bank of the United States, the General Services Administration and the Government National Mortgage Association, and those issued by agencies and instrumentalities, such as Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation which, while neither direct obligations of nor guaranteed by the U.S. Government, are backed by the credit of the issuer itself and may be supported as well by the issuer's right to borrow from the U.S. Treasury; and (3) securities of the U.S. Government, its agencies or instrumentalities on a when-issued or forward delivery basis. In addition, the Fund may invest in repurchase agreements with respect to U.S. Government securities.




Master/feeder structure


      The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Specialized Investment Techniques


Mortgage-Backed Securities and Mortgage Pass-Through Securities. The Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their price volatility, affecting the price volatility of Fund's shares.


      When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their price volatility, affecting the price volatility of the Fund's shares.


      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass- through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). The Fund may invest in CMOs which are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.


      In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. The Fund may invest in FHLMC CMOs which are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.


      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Short Term Bond Fund will limit its purchases of mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid, in accordance with the nonfundamental investment restriction on securities which are not readily marketable discussed below. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with Short Term Bond Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

      The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 (the "1933 Act") may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.


      The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.


Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.


      The convertible securities in which Short Term Bond Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.


Trust Preferred Securities. The Fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

      If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities usually follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

      Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

      The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.


      Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).


      Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.


Dollar Roll Transactions. The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.


      The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.


      Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

      The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


      The Trustees of the Trust, on behalf of Short Term Bond Fund, have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker/dealers selected pursuant to such guidelines.


Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

      A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Funds' custodian or in the Federal Reserve Book Entry System.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of its sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

      The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

When-Issued Securities. The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest on the when-issued or forward delivery security accrues to a Fund. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account for commitments for when-issued or forward delivery securities as described above.

Foreign Securities. The Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities. A shareholder of the Fund will not be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash or liquid assets maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as, hedging various market risks, managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors or collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of a Fund and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Short Term Bond Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.

Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management , risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of, the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.


      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.


      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell

D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions in which the Fund may engage are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency , index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch the Fund will segregate assets (or enter into any offsetting position) to cover obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.


      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")


Investment Restrictions


      The following restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

      As a matter of fundamental policy, the Fund may not:


      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;


      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;


      (5) purchase physical commodities or contracts relating to physical commodities;


      (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


      (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


As a matter of nonfundamental policy, the Fund may not:

      (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;


      (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and


      (6) lend portfolio securities in an amount greater than 5% of its total assets.


      Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes. In addition, for the Fund's policy regarding its investments in the securities of issuers having their principal business activities in the same industry, collateralized mortgage obligations and asset-backed securities are considered to be separate industries.


                                    PURCHASES


    (See "Purchases" and "Transaction information" in the Fund's prospectus.)


Additional Information About Opening An Account


      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.


      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

      The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

      Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

      Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


Additional Information About Making Subsequent Investments


      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy


      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.


      If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.


Wire Transfer of Federal Funds


      To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day , your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds,"but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.


Share Price


      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.


Share Certificates


      Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


      The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

      The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

      The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS


                (See "Exchanges and redemptions"and "Transaction
                      information" in a Fund's prospectus.)


Exchanges


      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in a Fund's prospectus.


      Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.


      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.


      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.


      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) planholders) who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


      Telephone redemption is not available with respect to shares represented by share certificates or shares held in IRA accounts.


      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

      Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.


      Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

Redemption by Mail or Fax

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.


Redemption by "Write-A-Check"

      All new investors and existing shareholders of the Fund who apply to the Custodian for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. Short Term Bond Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Trust, on behalf of Short Term Bond Fund, the Transfer Agent and the Custodian each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure. Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the per share value of Short Term Bond Fund should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.


Other Information


      If the shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed may be more or less than a shareholder's cost depending upon the net asset value at the time the redemption is made. The Trust does not impose a redemption charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")


      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.


      The determination of net asset value, and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times during which
(a) the Exchange is closed, other than customary weekend and holiday closings,
(b) trading on said Exchange is restricted, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission ("SEC") (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

              (See "Shareholder benefits" in a Fund's prospectus.)

No-Load Concept


      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.


      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                    Scudder                                     No-Load Fund
                    No-Load       8.50% Load   Load Fund with    with 0.25%
     Years           Fund            Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------

       10           $25,937         $23,733        $24,222         $25,354
--------------------------------------------------------------------------------

       15            41,772          38,222         37,698          40,371
--------------------------------------------------------------------------------

       20            67,275          61,557         58,672          64,282
===============================================================================

      Investors are encouraged to review the fee tables on page [ ] of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.


Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Investment Products and Services" in the Funds' prospectuses for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "Investment Products and Services" in the prospectuses.


Reports to Shareholders


      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights . The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.


Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET


      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.


      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

--------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.


      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.


      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


      Scudder Corporate Bond Fund seeks a high level of current income through investment primarily in investment-grade corporate debt securities.


      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

--------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


      Scudder Dividend & Growth Fund seeks high current income and long-term growth of capital through investment in income paying equity securities.


      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.


      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.


   Growth

      Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.


      Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth.


      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


 GLOBAL EQUITY


   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


      Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


      Scudder International Fund*** seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.


      Scudder Global Discovery Fund** seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

----------
***   Only the International Shares are part of the Scudder Family of Funds.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


INDUSTRY SECTOR FUNDS

   Choice Series

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

      Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

      Scudder Tax Managed Small Company Fund seeks long-term growth of capital on an after-tax basis through investment primarily in undervalued stocks of small U.S. companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS


                 (See "Scudder tax-advantaged retirement plans,"
                   "Purchases -- By Automatic Investment Plan"
                 and "Exchanges and redemptions -- By Automatic
                   Withdrawal Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.


      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.


Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account


      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.


      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25             $253,680          $973,704         $4,091,908
        35              139,522           361,887            999,914
        45               69,439           126,005            235,620
        55               26,414            35,062             46,699


      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25             $119,318          $287,021          $741,431
        35               73,094           136,868           267,697
        45               40,166            59,821            90,764
        55               16,709            20,286            24,681


Scudder Roth IRA: Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.


      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

      An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act


      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


     (See"Distribution and performance information -- Dividends and capital gains distributions" in a Fund's prospectus.)

      The Fund intends to follow the practice of distributing substantially all of its investment company taxable income (defined under "GLOSSARY") which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related income taxes for which shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.") If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such a tax. (See "TAXES.") In certain circumstances, theFund may determine that it is in the interest of shareholders to distribute less than such amount or less than substantially all of its investment company taxable income.

      Dividends will be declared daily and distributions of net investment income will be made monthly. Distributions of net realized capital gains, if any, will be made in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.




                             PERFORMANCE INFORMATION


          (See "Distribution and performance information -- Performance information" in the Fund's prospectus.)

      From time to time, quotations of the Funds' performances may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:


Average Annual Total Return


      Average annual total return is the average annual compounded rate of return for the periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1


      Where:
             T     =     average annual total return
             P     =     a hypothetical initial investment of $1,000
             n     =     number of years
             ERV   =     ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1997


TO BE UPDATED


                      One Year   Five Years   Ten Years


Short Term Bond Fund        %          %          %(1)

    (1) The foregoing average annual total return includes the period prior to July 3, 1989, during which the Fund operated under the investment objective and policies of Scudder Target Fund General 1994 Portfolio. Average annual total return figures for the periods prior to July 3, 1989 should not be considered representative of the present Fund.

      * If the Adviser had not temporarily maintained expenses, the average annual total return for the one year, five year and ten year periods would have been lower.

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1


      Where:

             C     =     cumulative total return
             P     =     a hypothetical initial investment of $1,000
             ERV   =     ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1997


TO BE UPDATED


                      One Year   Five Years   Ten Years


Short Term Bond Fund        %          %          %(1)

      (1) The foregoing cumulative total return includes the period prior to July 3, 1989, during which the Fund operated under the investment objective and policies of Scudder Target Fund General 1994 Portfolio. Cumulative total return figures for the periods prior to July 3, 1989 should not be considered representative of the present Fund.

      * If the Adviser had not temporarily maintained expenses, the cumulative total return for the one year, five year and ten year periods would have been lower.


Total Return


      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.


SEC Yields


      Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]


      Where:

             a     =   dividends and interest earned during the period.
             b     =   expenses accrued for the period (net of reimbursements).
                       the average daily number of shares outstanding during
             c     =   the period that were entitled to receive dividends.
             d     =   the maximum offering price per share on the last day of
                       the period.

      The SEC net annualized yield for the 30-day period ended December 31, 1997 for Short Term Bond Fund was 6.06%.

      Quotations of a Fund's performance are based on historical earnings and are not intended to indicate future performance of a Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses. In periods of declining interest rates a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's quoted yield will tend to be somewhat lower.


Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.


      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.


Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.


Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.


Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.


Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.


Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.


Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.


Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS


              (See "Fund organization" in a Fund's prospectus.)

      The Fund is a diversified series of Scudder Funds Trust, a Massachusetts business trust established under a Declaration of Trust dated July 24, 1981, as amended. The name of the Trust was changed, effective July 3, 1989, from Scudder Target Fund to Scudder Funds Trust. On December 23, 1987 the par value of the shares of beneficial interest of the Trust was changed from no par value to $.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value, issued in separate series. Each share of each series represents an equal proportionate interest in that series with each other share of that series. Shareholders have one vote for each share held on matters on which they are entitled to vote.


      Effective as of July 3, 1989, two series of the Trust, the General 1990 Portfolio and U.S. Government 1990 Portfolio, sold their assets to another series of the Trust, the General 1994 Portfolio, in exchange for shares of the 1994 Portfolio, as approved by shareholders on June 26, 1989. Effective as of the same date, the General 1994 Portfolio changed its name to Scudder Short Term Bond Fund and changed its investment objectives from current income, capital preservation and possible capital appreciation to its current investment objective.

      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment management agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.


      The Trustees have the authority to designate additional series and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.


      The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

      The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER


             (See "Investment Adviser" in the Funds' prospectuses.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.


      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


      Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients . However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, the Trustees approved new investment management agreements between the Funds and the Adviser on August 6, 1997. At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997 .

      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Fund's existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the date of execution and termination. The Agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held on December 15, 1998.

      The Agreements dated September 7, 1998 were approved by the Trustees on August 10, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

      Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and the Fund's investment objectives, policies and restrictions, as each may be amended, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committee of the Trustees regarding the conduct of the business of the Trust.

      Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies for the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting a Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of the Trust except those for attending Board and committee meetings outside New York, New York or Boston, Massachusetts of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to a Fund, the services of the Adviser's directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

TO BE UPDATED


      For these services, Short Term Bond Fund pays the Adviser a fee at an annual rate of 0.60% of the first $500 million of average daily net assets, 0.50% of the next $500 million of such assets, 0.45% of the next $500 million of such assets, 0.40% of the next $500 million of such assets, 0.375% of the next $1 billion of such assets and 0.35% of such assets in excess of $3 billion. For the fiscal years ended December 31, 1995, 1996 and 1997, the investment management fees for Short Term Bond Fund amounted to $9,529,973, $8,232,708 and $6,769,577, respectively.




            The fees are payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

      The yield on shares of a Fund will be increased to the extent that the Adviser maintains a Fund's expenses, and thereafter will be reduced to the extent that full payment by a Fund of the fee and expenses is instituted.

      Under the Agreement, the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokerage commissions; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; and any other expenses, including clerical expense, of issue, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fee or disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify officers and Trustees of the Trust with respect thereto.


      The expense ratio, the ratio of operating expenses to average net assets, for Short Term Bond Fund was 0.75%, 0.80% and 0.53% for the fiscal years ended December 31, 1995, 1996 and 1997, respectively.




      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Trust or the Adviser are represented by independent counsel at the Fund's expense.

      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.


      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

      None of the Trustees or officers may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Funds.

Personal Investments by Employees of the Adviser


      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                              TRUSTEES AND OFFICERS


           (See "Trustees and Officers" in a Fund's prospectus.)


                                                                Position with
                                                                Underwriter,
Name, Age                 Position       Principal              Scudder Investor
and Address               with Trust     Occupation**           Services, Inc.
-----------               ----------     ------------           --------------


Daniel Pierce (65)*#+     President and  Managing Director of    Director, Vice
                          Trustee        Scudder Kemper          President and
                                         Investments, Inc.       Assistant
                                                                 Treasurer


Henry P. Becton, Jr. (54) Trustee        President and General   --
125 Western Ave.                         Manager, WGBH
Allston, MA  02134                       Educational Foundation

                                                                Position with
                                                                Underwriter,
Name, Age                 Position       Principal              Scudder Investor
and Address               with Trust     Occupation**           Services, Inc.
-----------               ----------     ------------           --------------

Dawn-Marie Driscoll (51)  Trustee        Executive Fellow,       --
4909 SW 9th Place                        Center for Business
Cape Coral, FL  33904                    Ethics, Bentley
                                         College; President,
                                         Driscoll Associates

Peter B. Freeman (65)     Trustee        Director, The A.H.      --
100 Alumni Avenue                        Belo Company; Trustee,
Providence, RI  02906                    Eastern Utilities
                                         Associates (public
                                         utility holding
                                         company); Director,
                                         AMICA Life Insurance
                                         Co.; Director, AMICA
                                         Insurance Co.

George M. Lovejoy, Jr.    Trustee        President and           --
(68)                                     Director, Fifty
50 Congress Street                       Associates (real
Suite 543                                estate investment
Boston, MA  02109                        trust)

Wesley W. Marple, Jr.     Trustee        Professor of Business   --
(66)                                     Administration
Northeastern University                  Northeastern
413 Hayden Hall                          University, College of
360 Huntington Ave.                      Business Administration
Boston, MA  02115


Kathryn L. Quirk (45)*#++ Trustee, Vice  Managing Director of    Director,
                          President and  Scudder Kemper          Assistant
                          Assistant      Investments, Inc.       Treasurer and
                          Secretary                              Senior Vice
                                                                 President

Jean C. Tempel (55)       Trustee        Managing Partner,       --
Technology Equity                        Technology Equity
Partners                                 Partners
Ten Post Office Square
Suite 1325
Boston, MA  02109


John R. Hebble (39)+        Treasurer    Senior Vice President   --
                                         of Scudder Kemper
                                         Investments, Inc.


Thomas W. Joseph (59)+    Vice President Senior Vice President   Vice President,
                                         of Scudder Kemper       Director,
                                         Investments, Inc.       Treasurer and
                                                                 Assistant Clerk


Ann M. McCreary ( )++     Vice President Managing Director of    --
                                         Scudder Kemper
                                         Investments, Inc.

Thomas F. McDonough (51)+ Vice           Senior Vice President   Assistant Clerk
                          President      of Scudder Kemper
                          and Secretary  Investments, Inc.

                                                                Position with
                                                                Underwriter,
Name, Age                 Position       Principal              Scudder Investor
and Address               with Trust     Occupation**           Services, Inc.
-----------               ----------     ------------           --------------

Caroline Pearson (36)+    Assistant      Vice President of       --
                          Secretary      Scudder Kemper
                                         Investments, Inc.,
                                         Associate, Dechert
                                         Price & Rhoads (law
                                         firm) 1989-1997

Steven A. Wohler (49)+    Vice President Managing Director of    --
                                         Scudder Kemper
                                         Investments, Inc.


* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of the Trust, within the meaning of the 1940 Act.
** Unless otherwise stated, all Officers and Trustees have been associated with their respective company for more than five years but not necessarily in the same capacity.
# Mr. Pierce and Ms. Quirk are members of the Executive Committee, which may exercise all of the powers of the Trustees when the Trustees are not in session.
+     Address: Two International Place, Boston, Massachusetts 02110
++    Address: 345 Park Avenue, New York, New York  10154

      As of March 31, 1999, all Trustees and officers of Short Term Bond Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding shares of the Fund.

      Certain accounts for which the Adviser acts as investment adviser owned ________ shares of Short Term Bond Fund in the aggregate or ______% of the outstanding shares on March 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial interest in such shares.

      To the knowledge of the Funds, as of March 31, 1999, no person owned beneficially more than 5% of Short Term Bond Fund's outstanding shares except as stated above.


      The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder funds.

                                  REMUNERATION


Responsibilities of the  Board -- Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from the Funds of Scudder Portfolio Trust: an annual Trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million; $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees . Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

      The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group.

Name                     Scudder Funds Trust*              All Scudder Funds
----                     --------------------              -----------------

Henry Becton, Jr.,           $12,046                     $135,000 (28 funds)
Trustee

Dawn-Marie Driscoll,         $12,900                     $145,000 (28 funds)
Trustee

Peter B. Freeman,            $12,142                     $172,425 (46 funds)
Trustee

George M. Lovejoy, Jr.,      $12,046                     $148,600 (29 funds)
Trustee

Wesley W. Marple, Jr.,       $12,046                     $135,000 (28 funds)
Trustee

Jean C. Tempel,              $12,058                     $135,000 (29 funds)
Trustee

* Scudder Funds Trust consisted of two Funds in 1998: Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund. Scudder Zero Coupon 2000 Fund was merged into Scudder Short Term Bond Fund on _____, 1999.

      Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

   No fees were incurred by the Funds with respect to the alliance with B.A.T.


                                   DISTRIBUTOR


      The Trust, on behalf of the Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated July 15, 1985 remains in effect from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The continuance of the underwriting agreement was most recently approved by the Trustees on August 12, 1997 and will continue in effect until September 30, 1998.

      Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemption's (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.


      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Fund shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Trust.

      Note: Although no Fund has a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that each Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.


      As agent, the Distributor currently offers each Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.


                                      TAXES


     (See "Distribution and performance information -- Dividends and capital gains distributions" and "Transaction information -- Tax information, Tax identification number" in the Fund's prospectus.)

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. The Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.


      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.


      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


      Distributions of investment company taxable income are taxable to shareholders as ordinary income.


      Dividends from domestic corporations are not expected to comprise a substantial part of either of the Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on a Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


      Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


      Investor income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate those foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.


      Over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If a call option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

      Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests

(including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.


      Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.


      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.


      Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.


      Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.

Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


      Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.


      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      Allocation of brokerage is supervised by the Adviser.


      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.


      Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Portfolio Turnover


TO BE UPDATED

      The portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at time of acquisition of one year or less. The portfolio turnover rate for Short Term Bond Fund was 101.1%, 61.8% and 39.4% for the fiscal years ended December 31, 1995, 1996 and 1997, respectively.

      Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.


                                 NET ASSET VALUE


      The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

      Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost , which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.


      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.


      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


                             ADDITIONAL INFORMATION

Experts


      The Financial Highlights of the Fund included in the Fund's prospectus, and the Financial Statements incorporated by reference in the Statement of Additional Information will be so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given upon their authority as experts in accounting and auditing. Coopers & Lybrand, L.L.P. is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with Generally Accepted Auditing Standards, and the preparation of federal tax returns.


Shareholder Indemnification


      The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust and a disclaimer stating that each series shall not be liable for the obligations of any other series. The Declaration of Trust also provides for indemnification out of the Trust's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


Other Information


      Short Term Bond Fund's CUSIP number is 810902-20-5.

      The Fund has a fiscal year ending on December 31.

      Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02101.


      The law firm of Dechert Price & Rhoads is counsel to each Fund.

      Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, serves as independent accountants to the Trust.


TO BE UPDATED


      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Funds.

      Short Term Bond Fund pays Scudder Fund Accounting Corporation an annual fee equal to .025% of the first $150 million of average daily net assets, .0075% of such assets in excess of $150 million up to $1 billion and .0045% of such assets in excess of $1 billion, plus transaction holding charges. Scudder Fund Accounting Corporation charged Short Term Bond Fund an aggregate fee of $173,925, of which $13,765 was unpaid at December 31, 1997.

      Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. The Fund pays Scudder Service Corporation an annual fee for each account maintained as a participant. Short Term Bond Fund pays Scudder Service Corporation an annual fee of $26.00 for each account maintained for a shareholder. The fees incurred by Short Term Bond Fund for the fiscal year ended December 31, 1997 amounted to $1,966,378, of which $144,271 was unpaid at December 31, 1997.

      Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by a Fund to Scudder Trust Company for such accounts. Short Term Bond Fund pays Scudder Trust Company a fee of $29.00 for each account maintained. The fees incurred by Short Term Bond for the fiscal year ended December 31, 1997 were $611,127, of which $48,871 was unpaid at December 31, 1997.

      The name "Scudder Funds Trust" is the designation of the Trust for the time being under a Declaration of Trust dated June 24, 1981, as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Trust. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of a Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

      SCUDDER FUNDS TRUST, Two International Place, Boston, Massachusetts 02110, has filed with the U.S. Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the 1933 Act, as amended, with respect to the shares of Short Term Bond Fund offered by the Fund's prospectus. The Fund's prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement and its amendments which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement and its amendments, may be inspected at the principal office of the SEC at 450 Fifth Street, N.W., Washington and copies thereof may be obtained from the SEC at prescribed rates.


                              FINANCIAL STATEMENTS

Scudder Short Term Bond Fund




      The financial statements, including the Investment Portfolio of Scudder Short Term Bond Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1998, are incorporated by reference herein and are hereby deemed to be a part of this Statement of Additional Information.


                           RATINGS OF CORPORATE BONDS


      The two highest ratings of Moody's for corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and may have speculative characteristics as well.

      The two highest ratings of S&P for corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated securities. S&P's BBB rated bonds, or medium-grade category bonds, are between sound obligations and those where the speculative elements begin to predominate. Although these bonds have adequate asset coverage and normally are protected by satisfactory earnings, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

                                    GLOSSARY

1.    Bond

      A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one-half the annual interest rate.

2.    Debt Obligation

      A general term which includes fixed income and variable rate securities, obligations issued at a discount and other types of securities which evidence a debt.

3.    Discount and Premium

      (a) Market Discount and Premium - A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market value and face value.

      (b) Original Issue Discount - An original issue discount is the discount from face value at which the bond is first offered to the public.

4.    Face Value

      The value of a bond that appears on the face of the bond, unless the value is otherwise specified by the issuing company. Face value is ordinarily the amount the issuing company promises to pay at maturity. Face value is not an indication of market value.

5.    Fixed Income Obligation

      An instrument under which the lender agrees to pay interest, either at a stated rate or according to a specified formula, over the life of the instrument, as well as to repay principal at maturity.

6.    Investment Company Taxable Income

      The investment company taxable income of a Fund includes dividends, interest (including original issue discount) and net short-term capital gains in excess of long-term capital losses, less expenses.

7.    Liquidation

      The process of converting securities or other property into cash.

8.    Maturity

      The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

9.    Maturity Date

      Zero Coupon Fund will mature on the third Friday in December 2000 and proceeds of the liquidation of the Fund will be distributed shortly thereafter.



10.   Net Asset Value Per Share

      The value of the share of a Fund for purposes of sales and redemptions. (See "NET ASSET VALUE.")

11.   Net Investment Income


      The net investment income of a Fund is comprised of its interest income, including amortizations of original issue and certain market discounts, less amortizations of premiums and expenses paid or accrued.


12.   Par Value


      Par value of a bond is a dollar amount representing the denomination and assigned value of the bond. It signifies the dollar value on which interest on the bonds is computed and is usually the same as face value and maturity value for an individual bond. For example, most bonds are issued in $1,000 denominations and they have a face value, maturity value and par value of $1,000. Their market price can of course vary significantly from $1,000 during their life between issuance and maturity.


13.   Target or Target Year


      See Maturity Year.


14.   Target Date


      See Maturity Date.


15.   Zero Coupon Security


      A non-interest (non-cash) paying debt obligation which is issued at a substantial discount from its face value. Income is accrued over the life of the obligation, and cash equal to the face value is due at maturity.

                           Compound Interest Table(1)

      The table below shows the return on $100 over 5, 10 and 15 year periods assuming interest rates of 5%, 7%, 9%, 11% and 13%.

                                       Years

     Interest Rate            5          10          15

           5%              $128.0      $163.8      $209.7
           7%               141.0       198.9       280.6
           9%               155.2       241.1       374.5
          11%               170.8       291.7       498.3
          13%               187.7       352.3       661.4


      (1) Compounded semiannually at one-half the annual rate similar to normal bond calculation of yield-to-maturity. The calculation is different from a calculation of anticipated growth which involves additional assumptions. (See "THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES -- Management of Reinvestment Risk and Anticipated Growth of _______ Fund" and "DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.")

                               SCUDDER FUNDS TRUST

                            PART C. OTHER INFORMATION


Item 23.                      Exhibits:
--------                      ---------

                    1.        (a)        Amended and Restated Declaration of Trust dated December 21, 1987.
                                         (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (b)        Instrument dated September 17, 1982 Establishing and Designating Series of
                                         Shares.
                                         (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (c)        Instrument dated September 17, 1982 Establishing and Designating an
                                         Additional Series of Shares.
                                         (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (d)        Instrument dated March 21, 1984 Establishing and Designating an Additional
                                         Series of Shares.
                                         (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (e)        Certificate of Amendment of Declaration of Trust dated June 29, 1989.
                                         (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (f)        Amendment of Establishment and Designation of Additional Series of Shares
                                         dated June 29, 1989.
                                         (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (g)        Abolition of series by the Registrant dated June 29, 1989 on behalf of the
                                         U.S. Government 1990 Portfolio.
                                         (Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (h)        Abolition of series by the Registrant dated June 29, 1989 on behalf of the
                                         General 1990 Portfolio.
                                         (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (i)        Abolition of series by the Registrant on behalf of the Scudder Zero Coupon
                                         1995 Fund, dated July 15, 1992.
                                         (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (j)        Redesignation of Series of Registrant dated March 7, 1990.
                                         (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (k)        Certificate of Amendment of Declaration of Trust dated July 2, 1991.
                                         (Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                               Part C - Page 1

                    2.        (a)        By-Laws of the Registrant dated as of September 17, 1982.
                                         (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (b)        Amendment to the By-Laws of Registrant as of March 5, 1984.
                                         (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (c)        Amendment to the By-Laws of Registrant as of October 1, 1984.
                                         (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (d)        Amendment to the By-Laws of Registrant as of December 12, 1991.
                                         (Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (e)        Amendment to the By-Laws of the Registrant dated September 17, 1992.
                                         (Incorporated by reference to Exhibit 2(e) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                    3.                   Inapplicable.

                    4.                   Specimen certificate representing shares of beneficial interest with $.01 par value.
                                         (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                         Registration Statement.)

                    5.        (a)        Investment Advisory Agreement between the Registrant (on behalf of Scudder
                                         Short Term Bond Fund) and Scudder, Stevens & Clark, Inc. ("Scudder") dated
                                         June 6, 1991.
                                         (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (b)        Investment Advisory Agreement between the Registrant (on behalf of the
                                         Zero Coupon Funds) and Scudder dated June 6, 1991.
                                         (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (c)        Investment Management Agreement between the Registrant (on behalf of
                                         Scudder Short Term Bond Fund) and Scudder dated March 18, 1992.
                                         (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (d)        Investment Management Agreement between the Registrant (on behalf of
                                         Scudder Short Term Bond Fund) and Scudder dated September 7, 1993.
                                         (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (e)        Investment Management Agreement between the Registrant, on behalf of
                                         Scudder Short Term Bond Fund, and Scudder Kemper Investments, Inc. dated
                                         December 31, 1997.
                                         Filed herein

                                Part C - Page 2

                              (e)(1)     Investment Management Agreement between the Registrant, on behalf of
                                         Scudder Zero Coupon 2000 Fund, and Scudder Kemper Investments, Inc. dated
                                         December 31, 1997 .
                                         Filed herein

                    6.                   Underwriting Agreement between the Registrant and Scudder Investor
                                         Services, Inc. (Formerly Scudder Fund Distributors, Inc.) dated July 15,
                                         1985.
                                         (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 24 to the Registration Statement.)

                    7.                   Inapplicable.

                    8.        (a)(1)     Custodian Agreement between the Registrant and State Street Bank and Trust
                                         Company ("State Street Bank") dated December 17, 1982.
                                         (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (a)(2)     Fee schedule for Custodian Agreement between the Registrant and State
                                         Street Bank.
                                         (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (a)(3)     Amendment to the Custodian Agreement between the Registrant and State
                                         Street Bank dated September 14, 1987.
                                         (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (a)(4)     Amendment to the Custodian Agreement between the Registrant and State
                                         Street Bank dated September 16, 1988.
                                         (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (a)(5)     Amendment to the Custodian Agreement between the Registrant and State
                                         Street Bank dated December 13, 1990.
                                         (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (a)(6)     Fee schedule for Custodian Agreement between the Registrant on behalf of
                                         Scudder Zero Coupon 2000 Fund and State Street Bank.
                                         (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                         Registration Statement.)

                    9.        (a)        Transfer Agency and Service Agreement with fee schedule between the
                                         Registrant and Scudder Service Corporation dated October 2, 1989.
                                         (Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (a)(2)     Revised fee schedule dated October 1, 1995 for Exhibit 9(a).
                                         (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                         Registration Statement.)

                              (a)(3)     Revised fee schedule dated October 1, 1996 for Exhibit 9(a).
                                         (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                         Registration Statement.)

                                Part C - Page 3

                              (b)(1)     COMPASS Service Agreement with fee schedule with Scudder Trust Company dated January 1, 1990.
                                         (Incorporated by reference to Exhibit 9(b)(1) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.).

                              (b)(2)     COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995.
                                         (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                         Registration Statement.)

                              (b)(3)     Revised fee schedule dated October 1, 1996 for Exhibit 9(b)(2).
                                         (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                         Registration Statement.)

                              (c)        Shareholder Services Agreement between the Registrant and Charles Schwab &
                                         Co., Inc. dated June 1, 1990.
                                         (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No.
                                         24 to the Registration Statement.)

                              (d)(1)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                         Scudder Zero Coupon 2000 Fund, and Scudder Fund Accounting Corporation
                                         dated January 10, 1995.
                                         (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                         Registration Statement.)

                              (d)(2)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                         Scudder Short Term Bond Fund, and Scudder Fund Accounting Corporation
                                         dated July 19, 1995.
                                         (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                         Registration Statement.)

                    10.                  Inapplicable.

                    11.                  Consent of Independent Accountants to be filed by amendment

                    12.                  Inapplicable.

                    13.                  Inapplicable.

                    14.       (a)        Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                         (Incorporated by reference to Exhibit 14(a) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (b)        Scudder Individual Retirement Plan.
                                         (Incorporated by reference to Exhibit 14(b) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (c)        SEP-IRA.
                                         (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                         Registration Statement.)

                              (d)        Scudder Funds 403(b) Plan.
                                         (Incorporated by reference to Exhibit 14(d) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                              (e)        Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) .
                                         (Incorporated by reference to Exhibit 14(e) to Post-Effective Amendment
                                         No. 24 to the Registration Statement.)

                                Part C - Page 4

                    15.                  Inapplicable.

                    16.                  Inapplicable.

                    17.                  Financial Data Schedules to be filed by amendment.

                    18.                  Inapplicable.

                              Power of Attorney for Thomas J. Devine, Peter B. Freeman and Wilson Nolen.
                              (Incorporated by reference to the signature page to Post-Effective Amendment No. 12 to the Registration Statement.)
                              Power of Attorney for Lynn S. Birdsong, Juris Padegs and Daniel Pierce.
                              (Incorporated by reference to the signature page to Post-Effective Amendment No. 21 to the Registration Statement.)
                              Power of Attorney for Sheryle J. Bolton.
                              (Incorporated by reference to the signature page to Post-Effective Amendment No. 22 to the Registration Statement.)
                              Powers of Attorney for Dudley H. Ladd and Kathryn L. Quirk.
                              (Incorporated by reference to the signature page to Post-Effective Amendment No. 23 to the Registration Statement.)
                              Powers of Attorney for William T. Burgin and David S. Lee.
                              (Incorporated by reference to the signature page to Post-Effective Amendment No. 26 to the Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1 No Personal Liability of Shareholders, Trustees, Etc.

                           No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred,

                                Part C - Page 5
                           which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2  Non-Liability of Trustees, Etc.

                           No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3  Mandatory Indemnification.

                           (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every person who is, or has been, a
                                    Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or
                                    "proceeding" shall apply to all claims,
                                    actions, suits or proceedings (civil,
                                    criminal, administrative, or other,
                                    including appeals), actual or threatened;
                                    and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                        (A) by the court or other body approving the settlement or other disposition; or

                                        (B) based upon a review of readily
                                        available facts (as opposed to a full
                                        trial-type inquiry) by (x) vote of a
                                        majority of the Disinterested Trustees
                                        acting on the matter (provided that a
                                        majority of the Disinterested Trustees
                                        then in office act on the matter) or (y) written opinion of independent legal counsel.

                                Part C - Page 6

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                                    (ii) a majority of the Disinterested
                                    Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

                                Part C - Page 7

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                    Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL

                                Part C - Page 8

         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                    British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.


         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

                                Part C - Page 9

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Thomas W. Joseph                  Director, Vice President, Treasurer and Vice President
         Two International Place           Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Treasurer
         Two International Place                                                   and Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)


                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
                 -----------             -----------       ---------------       -----------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

                                Part C - Page 10

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 11

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on February 25, 1999.

                                     SCUDDER FUNDS TRUST


                                     By  /s/Thomas F. McDonough
                                         ---------------------------------------
                                         Thomas F. McDonough, Vice President and
                                         Secretary


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce*
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 25, 1999
                                            Officer) and Trustee


/s/Henry Becton, Jr.
--------------------------------------
Henry Becton, Jr.*                          Trustee                                      February 25, 1999


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 25, 1999


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 25, 1999


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 25, 1999


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 25, 1999


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and                  February 25, 1999
                                            Assistant Secretary


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 25, 1999


/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           February 25, 1999
                                            Accounting Officer)



*By:     /s/Thomas F. McDonough
         -------------------------------------
         Thomas F. McDonough


         Attorney-in-fact pursuant to powers of
         attorney for Thomas J. Devine, Peter B.
         Freeman and Wilson Nolen contained in the signature page of Post-Effective
         Amendment No. 12 to the Registration
         Statement filed March 3, 1989, for Daniel
         Pierce in the signature page of
         Post-Effective Amendment No. 21 to the
         Registration Statement filed April 17,
         1995 for Sheryle J. Bolton in the
         signature page of Post-Effective
         Amendment No. 22 to the Registration
         Statement filed April 30, 1996 and for
         William T. Burgin in the signature page
         of Post-Effective Amendment No. 24 and
         for Henry P. Becton, Dawn-Marie Driscoll,
         George M. Lovejoy, Jr., and Wesley W.
         Marple, Jr. in the signature page of
         Post-Effective Amendment No. 25.

                                                              File No. 2-73371
                                                              File No. 811-3229



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 27

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 26
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                               SCUDDER FUNDS TRUST

                               SCUDDER FUNDS TRUST

                                  EXHIBIT INDEX


                                  Exhibit 5(e)
                                 Exhibit 5(e)(1)